Share-Based Compensation - Additional Information (Details)		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2021 tranche trading_day $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Nov. 06, 2020 shares	Dec. 31, 2019 shares	Jan. 02, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of shares outstanding (in shares)		6,921,180	7,270,358	9,201,136	7,270,358	9,201,136	6,921,180	8,683,952
Legacy TOI Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)	12,500,000
Number of tranches | tranche	2
Earnout measurement period	2 years
Initial stock price threshold | $ / shares	$ 15.00
Earnout period	3 years
Threshold trading days | trading_day	20
Threshold trading day period | trading_day	30
Legacy TOI Earnout Shares | Derivative Instrument, Period, One
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)	5,000,000
Stock price trigger (in dollars per share) | $ / shares	$ 12.50
Legacy TOI Earnout Shares | Derivative Instrument, Period, Two
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)	7,500,000
DFPH Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Contingent consideration, liability (in shares)	575,000
Number of tranches | tranche	2
Earnout period	3 years
Escrow deposit percentage	50.00%
Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.35
Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 6.76
2020 sales Bonus Plan
Share-based Compensation Arrangement by Share-based Payment Award
Cash used to settle award | $					$ 635,000		$ 635,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Term of award					10 years		10 years
Maximum total number of common shares for which Stock options may be granted (in shares)									15,640		13,640
Number of shares outstanding (in shares)	11,850	6,921,180					6,921,180	8,683,952		5,823,369
Share options exchanged (in shares)	6,925,219
Compensation costs recognized | $			$ 2,826,000	$ 51,000	$ 6,081,000	$ 93,000	$ 1,775,000	$ 1,775,000
Unrecognized compensation cost | $		$ 33,153,000	$ 26,461,000		$ 26,461,000		$ 33,153,000	$ 492,000
Unrecognized compensation cost expected to be recognized over a weighted average period					2 years 7 months 28 days		2 years 11 months 23 days	3 years 18 days
Total fair value of common shares vested | $					$ 6,304,000	237,000	$ 1,349,000	$ 98,000
Cash used to settle award | $		20,597,000
Stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options					25.00%		25.00%
Stock options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options					75.00%		75.00%
Stock options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum total number of common shares for which Stock options may be granted (in shares)			10,822,981		10,822,981
RSUs
Share-based Compensation Arrangement by Share-based Payment Award
Share options exchanged (in shares)	1,291,492
Compensation costs recognized | $		640,000
Unrecognized compensation cost expected to be recognized over a weighted average period					2 years 9 months 7 days
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 10.98		$ 7.58		$ 7.58
Unrecognized compensation expense | $			$ 18,304,000		$ 18,304,000
Vested in period (in shares)					242,429		0
Net settled to cover the required withholding tax upon vesting					64,331
RSUs | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options					16.67%		16.67%
RSUs | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of stock options					83.33%		83.33%
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Compensation costs recognized | $			2,001,000	$ 0	$ 3,492,000	$ 0		$ 0
Number of shares outstanding (in shares)	2,210			1,367,463		1,367,463		1,390,839		543,475
Vested in period (in shares)						0
Employees Earnout Shares
Share-based Compensation Arrangement by Share-based Payment Award
Compensation costs recognized | $		$ 2,166,000	$ 1,687,000		$ 5,494,000
Unrecognized compensation cost expected to be recognized over a weighted average period					4 months 9 days		10 months 2 days
Number of shares outstanding (in shares)		1,602,435	1,437,138		1,437,138		1,602,435	0
Unrecognized compensation expense | $		$ 9,685,000	$ 2,962,000		$ 2,962,000		$ 9,685,000
Employees Earnout Shares | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.35
Employees Earnout Shares | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 7.67
Restricted Stock Units and Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost expected to be recognized over a weighted average period							3 years
Number of shares outstanding (in shares)		1,291,492	2,182,536		2,182,536		1,291,492	1,390,839
Unrecognized compensation expense | $		$ 13,541,000					$ 13,541,000	$ 1,160,000
Vested in period (in shares)					242,429